7. Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
7. Related Party Transactions

Notes and Accounts Payable to Affiliates

The Company has a loan agreement with two of our affiliates, as more fully described in Note 5 – Affiliate Loans.

The Company has loan agreements with the Hoskins Group, as more fully described in Note 5 – SF Loan and Note 4 – Pennsylvania Loans. Our debt to the Hoskins Group has been extinguished.  The Hoskins Group is our largest borrower.

The Hoskins Group has a preferred equity interest in the Company, as more fully described in Note 6.

The Company has accepted new investments under the Notes program from employees, managers, members and relatives of managers and members, with $1,462 outstanding at March 31, 2015. The larger of these investments are detailed below:

				Weighted	Interest earned
				average interest	during the three
		Amount invested as of		rate as of	month period ended
	Relationship to	March 31,	December 31,	March 31,	March 31,
Investor	Shepherd’s Finance	2015	2014	2015	2015	2014
Bill Myrick	Independent Manager	$148	$141	7.53%	$3	$2
Eric Rauscher	Independent Manager	500	500	7.00%	9	8
Joseph Rauscher	Father of Independent Manager	186	186	8.00%	4	–
R. Scott Summers	Son of Independent Manager	100	100	7.56%	2	1
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	200	7.00%	4	–
David and Carole Wallach	Parents of Member	111	111	8.00%	2	2

Notes and Accounts Payable to Affiliates

The Company has a loan agreement with two of our affiliates, as more fully described in Note 5 – Affiliate Loans.

The Company has loan agreements with the Hoskins Group, as more fully described in Note 5 – SF Loan and Note 4 – Pennsylvania Loans.

The Hoskins Group has a preferred equity interest in the Company, as more fully described in Note 6.

The Company has accepted new investments under the Notes program from employees, managers, members and relatives of managers and members, with $768 outstanding at December 31, 2014. The larger of these investments are detailed below:

				Weighted average interest	Interest earned during
	Relationship to	Amount invested as of		rate as of	the year ended
	Shepherd’s	December 31,	December 31,	December 31,	December 31,
Investor	Finance	2014	2013	2014	2014	2013
Bill Myrick	Independent Manager	$141	$63	7.50%	$9	$1
R. Scott Summers	Son of Independent Manager	100	25	7.56%	6	–
Wallach Family Irrevocable Educational Trust	Trustee is Member	200	–	7.00%	7	4
David and Carole Wallach	Parents of Member	111	100	8.00%	8	4